Restructuring expenses (Tables)	12 Months Ended
Dec. 31, 2021
Restructuring and Related Costs [Table Text Block]
Restructuring expenses by type
in	2021	2020
Restructuring expenses by type (CHF million)
Compensation and benefits-related expenses	45	107
of which severance expenses	25	69
of which accelerated deferred compensation	20	38
General and administrative-related expenses	58	50
of which pension expenses	(11)	38
Total restructuring expenses	103	157

Restructuring Provisions [Table Text Block]
Restructuring liabilities
	2021				2020			2019
in	Compen- sation and benefits	General and administrative expenses	Total		Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits		General and administrative expenses		Total
Restructuring liabilities (CHF million)
Balance at beginning of period	50	2	52		–	–	–	156		190		346
Net additional charges [1]	25	37	62		69	6	75	–		–		–
Reclassifications	(22)	(3)	(25)	[2]	–	–	–	(156)	[3]	(190)	[4]	(346)
Utilization	(34)	(36)	(70)		(19)	(4)	(23)	–		–		–
Balance at end of period	19	0	19		50	2	52	–		–		–
1
The following items for which expense accretion was accelerated in 2021 and 2020 due to the restructuring of the Group are not included in the restructuring liabilities: unsettled share-based compensation of CHF 13 million and CHF 27 million, respectively, which remain classified as a component of total shareholders' equity; unsettled pension obligations of CHF (11) million and CHF 38 million, respectively, which remain classified as pension obligations; unsettled cash-based deferred compensation of CHF 7 million and CHF 11 million, respectively, which remain classified as compensation liabilities; and accelerated accumulated depreciation and impairment of CHF 32 million and CHF 6 million, respectively, which remain classified as premises and equipment. The settlement date for the unsettled share-based compensation remains unchanged at three years.

2 Reclassified within other liabilities.
3 In 2019, CHF 97 million was transferred to right-of-use assets in accordance with ASU 2016-02 and CHF 59 million to other liabilities.
4 In 2019, CHF 167 million was transferred to right-of-use assets in accordance with ASU 2016-02 and CHF 23 million to other liabilities.

Bank
Restructuring and Related Costs [Table Text Block]
Restructuring expenses by type
in	2021	2020
Restructuring expenses by type (CHF million)
Compensation and benefits-related expenses	45	102
of which severance expenses	26	66
of which accelerated deferred compensation	19	36
General and administrative-related expenses	68	20
of which pension expenses	4	8
Total restructuring expenses	113	122

Restructuring Provisions [Table Text Block]
Restructuring liabilities
	2021				2020			2019
in	Compen- sation and benefits	General and administrative expenses	Total		Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits		General and administrative expenses		Total
Restructuring liabilities (CHF million)
Balance at beginning of period	47	2	49		–	–	–	152		190		342
Net additional charges [1]	26	32	58		66	6	72	–		–		–
Reclassifications	(22)	(3)	(25)	[2]	–	–	–	(152)	[3]	(190)	[4]	(342)
Utilization	(32)	(31)	(63)		(19)	(4)	(23)	–		–		–
Balance at end of period	19	0	19		47	2	49	–		–		–
1
The following items for which expense accretion was accelerated in 2021 and 2020 due to the restructuring of the Bank are not included in the restructuring provision: unsettled share-based compensation of CHF 13 million and CHF 25 million, respectively; unsettled pension obligations of CHF 4 million and CHF 8 million, respectively, which remain classified as pension provisions; unsettled cash-based deferred compensation of CHF 7 million and CHF 11 million, respectively, which remain classified as compensation liabilities; and accelerated accumulated depreciation and impairment of CHF 31 million and CHF 6 million, respectively, which remain classified as premises and equipment. The settlement date for the unsettled share-based compensation remains unchanged at three years.

2 Reclassified within other liabilities.
3 In 2019, CHF 97 million was transferred to litigation provisions and CHF 55 million was transferred to other liabilities.
4 In 2019, CHF 167 million was transferred to right-of-use assets in accordance with ASU 2016-02 and CHF 23 million to other liabilities.